Investments and loans in subsidiaries and joint ventures (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 47,785	$ 41,202	$ 45,067
Kibali Goldmines SA [Member]
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary	90.00%
Expense arising from exploration for and evaluation of mineral resources	$ 75	300
Kibali gold mine [Member]
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	45.00%
Kibali Jersey Limited [member]
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%
Expense arising from exploration for and evaluation of mineral resources	$ 8,205	6,398	$ 8,248
RAL 1 Limited [Member]
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.10%
Kilo Goldmines Ltd [Member]
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	51.00%
Expense arising from exploration for and evaluation of mineral resources	$ 100	$ 600
KAS 1 Limited [Member]
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	25.01%